Related Parties (Details) - Schedule of transactions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of transactions [Abstract]
Sales and marketing	[1]	$ 549	$ 3
General and administrative	[1]	1,280	99
Fair value adjustment of INX Token and INX Token warrant liabilities	[1]	$ 3,852	$ 262

[1]	Excluding benefit to key management personnel (See c below).